Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 16 — SUBSEQUENT EVENTS

NABCO Sale

On January 9, 2015, Real Industry, SGGH (“Seller”) and NABCO, entered into a Purchase Agreement (the “NABCO Purchase Agreement”) with NABCO Holding Company, LLC (the “Purchaser”) and North American Breaker Co., Inc., a wholly owned subsidiary of the Purchaser (the “Canadian Purchaser”). Purchaser is owned by an investor group led by PNC Riverarch Capital, a division of PNC Capital Finance, LLC. Simultaneously with the execution of the NABCO Purchase Agreement and pursuant thereto, Purchaser acquired all of Seller’s membership interests in NABCO, and Canadian Purchaser purchased all of NABCO’s Canadian assets, for an aggregate purchase price of $78 million in cash, subject to the repayment of debt and other expenses, and the assumption of certain liabilities of NABCO.  The purchase price is subject to adjustments as set forth in the NABCO Purchase Agreement, including that NABCO at closing had a specified amount of net working capital.  SGGH acquired NABCO in July 2011 for a purchase price of $36.9 million.

Portions of the purchase price were used by the Seller to first pay off all outstanding debt of NABCO and pay certain fees and expenses relating to the transactions contemplated by the NABCO Purchase Agreement. As required by the NABCO Purchase Agreement, $3.9 million of the purchase price was deposited in an indemnity escrow account to secure certain indemnification obligations of Real Industry and Seller.  Net proceeds after payment of the foregoing amounts were paid to the Seller. Real Industry estimates that the net cash proceeds after the payment of the foregoing amounts related to the transaction, and the funding of the indemnity escrow, but before the payment of taxes, is approximately $56.3 million, which was used for general corporate purposes, the payment of taxes, and as a portion of the cash purchase price of the Real Alloy Acquisition.

The NABCO Purchase Agreement contains customary representations, warranties and covenants made by Real Industry, Seller, Purchaser and the Canadian Purchaser.  Real Industry and Seller have also agreed not to engage in activities competitive with NABCO, nor to solicit customers of NABCO for five years following the consummation of the transactions contemplated by the NABCO Purchase Agreement.  In addition, Real Industry, the Seller, and certain executives of Real Industry have agreed not to solicit employees of NABCO or its subsidiaries for a two-year period following the closing of the NABCO Purchase Agreement.

Senior Secured Notes

On January 8, 2015, SGH Escrow completed an offering of $305.0 million aggregate principal amount of Senior Secured Notes in a private offering (the “Notes Offering”) to qualified institutional purchasers in accordance with Rule 144A and Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). The Senior Secured Notes were issued pursuant to an indenture, dated as of January 8, 2015 (the “Indenture”) between SGH Escrow, Real Alloy Parent, and Wilmington Trust, National Association, as trustee and notes collateral trustee (the “Trustee”). SGH Escrow consummated the Notes Offering on January 8, 2015 and deposited the proceeds of the Notes Offering into escrow pending the closing of the Real Alloy Acquisition and other conditions, including the merger of SGH Escrow with and into Real Alloy with Real Alloy as the surviving corporation, the assumption by Real Alloy of all of the obligations of SGH Escrow under the Senior Secured Notes and the Indenture, and Real Alloy Parent and other current and future domestic subsidiary guarantors (the “Subsidiary Guarantors”) providing guarantees of Real Alloy’s obligations under the Senior Secured Notes and the Indenture.

On February 27, 2015, in connection with the closing of the Real Alloy Acquisition, the remaining conditions to the release of the funds from escrow were satisfied. Real Alloy, Real Alloy Parent, the Subsidiary Guarantors, and the Trustee entered into a First Supplemental Indenture with respect to the Senior Secured Notes (including the guarantee therein) (the “Supplemental Indenture”), pursuant to which Real Alloy assumed all of the obligations of SGH Escrow under the Senior Secured Notes and the Indenture, and Real Alloy Parent and the Subsidiary Guarantors guaranteed the Senior Secured Notes. The Senior Secured Notes and related guarantees are secured by first priority security interests in the fixed assets of Real Alloy, Real Alloy Parent and the Subsidiary Guarantors and by second priority security interests in certain other collateral of Real Alloy, Real Alloy Parent and the Subsidiary Guarantors.  On February 27, 2015, the proceeds of the Senior Secured Notes were released from escrow and were used to pay a portion of the purchase price for the Real Alloy Acquisition.

Closing of Real Alloy Acquisition

On February 27, 2015 (“Closing”), Real Industry and Real Alloy consummated the Real Alloy Acquisition pursuant to the terms of the Real Alloy Purchase Agreement, dated October 17, 2014, amended on January 26, 2015 and further amended on February 26, 2015, by and among Real Industry, Real Alloy and the Real Industry’s indirect wholly owned German subsidiary, Evergreen Holding Germany GmbH (“Evergreen Holding”, and collectively with Real Alloy, the “Buyer”), and Aleris, Aleris International, Inc. (“Aleris International”), Aleris Holding Canada Limited, Aleris Aluminum Netherlands B.V., Aleris Deutschland Holding GmbH, Dutch Aluminum C.V. and Aleris Deutschland Vier GmbH Co KG (collectively, the “Sellers”). Under the terms and conditions of the Purchase Agreement, at the closing of the Real Alloy Acquisition, Real Alloy and Evergreen Holding acquired all of Aleris’ equity interests in Sellers and their subsidiaries that comprise the GRSA Business.

Real Alloy acquired the GRSA Business for a purchase price of $525 million (the “Purchase Price”), comprised of $500 million in cash and $25 million, or 25,000 shares, of Series B Preferred Stock. In addition, Real Alloy acquired $5.5 million of cash, and assumed $4.3 million of indebtedness, from the GRSA Business. Real Industry funded the cash portion of the Purchase Price from: i) cash on hand, ii) a portion of the net proceeds of the NABCO Sale, iii) the net proceeds of the October 2014 Private Placement, iv) the net proceeds of the Equity Offering, v) the net proceeds of the Rights Offering, vi) the net proceeds of the Senior Secured Notes, and vii) a portion of the net proceeds from $87.5 million in opening draws on the combination of the Asset-Based Facility and the Factoring Facility. At the Closing, the 25,000 shares of Series B Preferred Stock and $5 million of the cash portion of the Purchase Price were placed into escrow to satisfy the indemnification obligations of Aleris under the Purchase Agreement.

In connection with the closing, Real Alloy and Aleris International entered into a transition services agreement, under which Aleris International will provide certain customary post-closing transition services, including information technology services, treasury services, accounts payable, cash management and payroll, credit/collection services, environmental services and human resource services, to Real Alloy, for periods ranging from three to twenty-four months following Closing.

Asset-Based Facility and Factoring Facility

On February 27, 2015, Real Alloy Recycling, Inc. (“RA Recycling,” a subsidiary of Real Alloy and formerly known as Aleris Recycling, Inc.) for itself and as representative of other borrowers, and Real Alloy Canada Ltd. (“RA Canada,” an affiliate of Real Alloy and formerly known as Aleris Specification Alloy Products Canada Company) entered into a Revolving Credit Agreement with General Electric Capital Corporation (“GE Capital”), for itself as a lender, letter of credit issuer, and swingline lender and as agent for all lenders and Wintrust Bank, as a lender (the “Revolving Credit Agreement”), that provides a $110 million senior secured revolving asset-based credit facility. Under the Asset-Based Facility, GE Capital has committed to lend $95 million, and Wintrust Bank has committed to lend $15 million. A portion of the proceeds of the Asset-Based Facility were used to fund the Purchase Price, and additional proceeds of the Asset-Based Facility will be used for working capital and general corporate purposes. GE Capital may syndicate the Asset-Based Facility to additional lenders. The Asset-Based Facility expires on February 27, 2019.

The Asset-Based Facility is divided into two sub-facilities, a U.S. sub-facility (the “US Subfacility”), which includes an $11 million swing line sub-facility, and a Canadian sub-facility (the “Canadian Subfacility”). The Asset-Based Facility also includes a $25 million letter of credit sub-facility, of which $5 million can be used for letters of credit for RA Canada. The borrowing base under the Asset Based Facility will be determined based on eligible accounts receivable and eligible inventory of the Business Entities formed in the United States (in the case of the US Subfacility) and eligible accounts receivable and eligible inventory of the Business Entities formed in Canada (in the case of the Canadian Subfacility).

US dollar denominated loans under the US Subfacility will bear interest, at the borrowers’ option, either (i) at 1, 2, 3 or 6-month interest periods at LIBOR, or (ii) the Base Rate (as defined below), in each case plus a margin based on the amount of the excess availability under the Asset-Based Facility. The “Base Rate” is equal to the greater of (a) the US Prime Rate (as defined in the Revolving Credit Agreement), (b) the US Federal Funds Rate plus 50 basis points, and (c) the sum of LIBOR plus a margin based on the amount of the excess availability under the Asset-Based Facility. Canadian dollar denominated loans under the Canadian Subfacility will bear interest, at the borrowers’ option, either (i) at 1, 2, 3 or 6-month interest periods at an average Canadian interbank rate, or (ii) floating at the greater of the Canadian prime rate or the average 30-day Canadian interbank rate plus 1.35%, in each case plus a margin based on the amount of the excess availability under the Asset-Based Facility. Events of default will trigger an increase of 2.0% in all interest rates. Interest will be payable monthly in arrears, except for LIBOR loans and Canadian interbank rate loans, for which interest will be payable at the end of each relevant interest period. Additionally, at closing, the US and Canadian Borrowers paid a 1% funding fee.

The Asset-Based Facility is secured by a first priority lien on the following assets of the U.S and Canada-based entities involved in the Real Alloy Acquisition, and certain of their domestic and (to the extent no adverse tax impact would occur) foreign subsidiaries: accounts receivable, inventory, instruments representing receivables, guarantees and other credit enhancements related to receivables, and bank accounts into which receivables are deposited (to the extent no adverse tax impact would be incurred), among other related assets (collectively, the “ABL Secured Assets”). The Asset-Based Facility is also secured by a second-priority lien on the assets that secure the Senior Secured Notes (the “Notes Secured Assets”).

In addition, on February 27, 2015, in connection with the Revolving Credit Agreement and the Indenture, as supplemented by the Supplemental Indenture, GE Capital, as agent for holders of the obligations under the Revolving Credit Agreement, and Wilmington Trust, National Association (the “Notes Collateral Trustee”) entered into an Intercreditor Agreement (the “Intercreditor Agreement”), which was acknowledged and agreed to by Real Alloy Parent, Real Alloy, and the grantors listed on the signature page thereto (collectively, the “Borrowers”). Under the Intercreditor Agreement, GE Capital and the Notes Collateral Trustee established their respective priorities to certain collateral of the Borrowers that secure borrowings under the Indenture and the Revolving Credit Agreement. Under the Intercreditor Agreement, the Notes Collateral Trustee has a first priority security interest in, and GE Capital has a second priority security interest in, the Notes Secured Assets. Conversely, GE Capital has a first priority security interest in, and the Notes Collateral Trustee has a second priority security interest in, the ABL Secured Assets.

Also on February 27, 2015, Aleris Recycling (German Works GmbH), a German affiliate of Real Alloy (“RA Germany”), entered into a factoring agreement with GE Germany providing a nonrecourse factoring facility to RA Germany with a maximum financing amount of €50 million. A portion of the proceeds of the Factoring Facility were used to fund the Purchase Price, additional proceeds of the Factoring Facility will be used to satisfy RA Germany’s obligations with respect to its customers, and any additional proceeds will be used to provide for working capital and general corporate purposes.

The Factoring Facility provides for purchases by GE Germany of eligible receivables from RA Germany, which are subject to certain limitations and eligibility requirements to be determined in the reasonable discretion of GE Germany based on the relevant account debtor creditworthiness and reliability. Receivables will be purchased at a 15% discount to their face value. The Factoring Facility expires on January 15, 2019. The interest rate applicable to the Factoring Facility is the three-month EURIBOR (daily rate) fixed on the last business day of a month for the following month, plus 1.65%. The initial interest rate would have been 1.686% for February 2015. Factoring and administrative fees also apply.

Rights Offering

On February 20, 2015, Real Industry completed its Rights Offering with respect to its holders of common stock. The Rights Offering was oversubscribed and the Company issued 9,751,773 shares of common stock to subscribing common stockholders, for aggregate gross proceeds of $55.0 million. The common stock subscribed for in the Rights Offering was issued on February 27, 2015, concurrently with the consummation of the Real Alloy Acquisition. On April 28, 2015, Real Industry completed the Rights Offering with respect to holders of 1.5 million Warrants, and issued 843,000 shares of common stock, raising gross proceeds of $4.8 million.

Corporate Name Change

On May 28, 2015, at the Annual Meeting of Stockholders, our stockholders approved a corporate name change from Signature Group Holdings, Inc. to Real Industry, Inc.

ACE Securities Case and the Repurchase Reserve

On June 11, 2015, the New York State Court of Appeals affirmed the decision of the New York State Supreme Court, Appellate Division in ACE Securities Corp v. DB Structured Products, Inc. (the “ACE Securities Case”), whereby the New York state six-year statute of limitations on loan repurchase demands begins to run as of the closing date on which the representations were made, which, in the ACE Securities Case, was the date of the mortgage loan purchase agreements. Based on the final decision in the ACE Securities Case, management reassessed its exposure to losses from repurchase demands and, as of June 30, 2015, reduced the repurchase reserve to $0.7 million. Had the ACE Securities Case been decided prior to the issuance of our 2014 Annual Report, management would have recorded an adjustment to reduce the estimated repurchase reserve to $0.9 million as of December 31, 2014, increasing earnings from discontinued operations before income taxes by $4.6 million for the year ended December 31, 2014.